Virtus KAR Equity Income Fund

(the “Fund”),

a series of Virtus Equity Trust

Supplement dated December 15, 2025 to the Fund’s Summary Prospectus and the Virtus Equity Trust Statutory Prospectus, each dated January 28, 2025, as supplemented

IMPORTANT NOTICE TO INVESTORS

Effective January 1, 2026, the Fund’s investment adviser will implement new expense limitation arrangements to further limit the expenses of the Fund’s Class A Shares, Class C Shares and Class I Shares. The resulting changes to the Fund’s prospectuses are described in more detail below.

-- End of Supplement Text --

Under “Fees and Expenses” in the Fund’s summary prospectus and the summary section of the statutory prospectus, the “Shareholder Fees” and “Annual Fund Operating Expenses” tables and associated footnotes will be replaced with the following:

Fees and Expenses

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I	Class R6
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	1.00%(a)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I	Class R6
Investment Advisory Fees	0.75%	0.75%	0.75%	0.75%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses(b)	0.37%	0.44%	0.36%	0.29%
Total Annual Fund Operating Expenses	1.37%	2.19%	1.11%	1.04%
Less: Fee Waiver and/or Expense Reimbursement(c)	(0.23)%	(0.30)%	(0.22)%	(0.26)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(c)	1.14%	1.89%	0.89%	0.78%

(a)	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.
(b)	Estimated for current fiscal year, as annualized.
(c)

The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.14% for Class A Shares, 1.89% for Class C Shares, 0.89% for Class I Shares and 0.78% for Class R6 Shares through September 12, 2027. Prior to September 12, 2027, only the fund’s Board may modify or terminate the expense limitation agreement. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

Under “Fees and Expenses,” the “Example” table will be replaced with the following:

Example

Class	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$660	$924	$1,224	$2,074
Class C	Sold	$292	$636	$1,128	$2,484
	Held	$192	$636	$1,128	$2,484
Class I	Sold or Held	$91	$315	$575	$1,318
Class R6	Sold or Held	$80	$287	$531	$1,231

-- End of Supplement Data --

In the first table in the section “More Information About Fund Expenses” on page 55 of the statutory prospectus, the row corresponding to the Fund will be replaced with the following and an associated footnote will appear after the table as shown below:

Fund	Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
Virtus KAR Equity Income Fund(**)	1.14%	1.89%	0.89%	0.78%

(**) Contractual through September 12, 2027.

Investors should retain this supplement with the Prospectuses for future reference.

VET 8019 KAR Equity Income Expense Cap Reduction (12/25)

Virtus KAR Small-Mid Cap Growth Fund

(the “Fund”),

a series of Virtus Equity Trust

Supplement dated December 15, 2025 to the Fund’s Summary Prospectus and the Virtus Equity Trust Statutory Prospectus, each dated January 28, 2025, as supplemented

IMPORTANT NOTICE TO INVESTORS

Effective January 1, 2026, the Fund’s investment adviser will implement new expense limitation arrangements to further limit the expenses of the Fund and will extend the term of the expense limitation arrangements for all of the Fund’s classes of shares. The resulting changes to the Fund’s prospectuses are described in more detail below.

-- End of Supplement Text --

Under “Fees and Expenses” in the Fund’s summary prospectus and the summary section of the statutory prospectus, the “Shareholder Fees” and “Annual Fund Operating Expenses” tables and associated footnotes will be replaced with the following:

Fees and Expenses

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I	Class R6
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	1.00%(a)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I	Class R6
Investment Advisory Fees	0.75%	0.75%	0.75%	0.75%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses(b)	1.12%	1.06%	1.09%	0.96%
Total Annual Fund Operating Expenses	2.12%	2.81%	1.84%	1.71%
Less: Fee Waiver and/or Expense Reimbursement(c)	(0.92)%	(0.86)%	(0.89)%	(0.82)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(c)	1.20%	1.95%	0.95%	0.89%

(a)	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.
(b)

Not included in the table are extraordinary expenses. If such amounts were reflected in this table, the Other Expenses would have been 1.13% for Class A Shares, 1.07% for Class C Shares, 1.10% for Class I Shares and 0.97% for Class R6 Shares.

(c)

The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.20% for Class A Shares, 1.95% for Class C Shares, 0.95% for Class I Shares and 0.89% for Class R6 Shares through January 31, 2027. Prior to January 31, 2027, only the fund’s Board may modify or terminate the expense limitation agreement. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

Under “Fees and Expenses,” the “Example” table will be replaced with the following:

Example

Class	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$666	$1,086	$1,539	$2,792
Class C	Sold	$298	$783	$1,401	$3,070
	Held	$198	$783	$1,401	$3,070
Class I	Sold or Held	$97	$485	$906	$2,079
Class R6	Sold or Held	$91	$451	$844	$1,945

-- End of Supplement Data --

In the first table in the section “More Information About Fund Expenses” on page 55 of the statutory prospectus, the row corresponding to the Fund will be replaced with the following and an associated footnote will appear after the table as shown below:

Fund	Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
Virtus KAR Small-Mid Cap Growth Fund(***)	1.20%	1.95%	0.95%	0.89%

(***) Contractual through January 31, 2027.

Investors should retain this supplement with the Prospectuses for future reference.

VET 8019 KAR SMID Growth Expense Cap Reduction (12/25)

Virtus KAR Equity Income Fund and Virtus KAR Small-Mid Cap Growth Fund

(the “Funds”),

each a series of Virtus Equity Trust

Supplement dated December 15, 2025 to the

Virtus Equity Trust Statement of Additional Information (“SAI”),

dated January 28, 2025, as supplemented

IMPORTANT NOTICE TO INVESTORS

Effective January 1, 2026, the Funds’ investment adviser will implement new expense limitation arrangements to further limit the expenses of the Funds. The resulting changes to the Funds’ SAI are described in more detail below.

In the table listing expense limitation arrangements beginning on page 63 of the Funds’ SAI, the rows corresponding to the Funds will be replaced with the following and associated footnotes will appear after the table as shown below:

Fund	Class A	Class C	Class I	Class R6
Equity Income Fund(1)	1.14%	1.89%	0.89%	0.78%
Small-Mid Cap Growth Fund(2)	1.20%	1.95%	0.95%	0.89%

(1) Contractual through September 12, 2027.

(2) Contractual through January 31, 2027.

Investors should retain this supplement with the SAI for future reference.

VET 8019B KAR SMID Growth and Equity Income Expense Cap Reduction (12/25)